CURRENT AND DEFERRED INCOME TAX - Narrative (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Feb. 26, 2015 USD ($)	Feb. 26, 2015 CAD ($)	Jan. 27, 2015 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Change in deferred tax liability, from tax reform	$ 6,449
Tax expense (benefit) from tax reform	$ 44,886
Statutory tax rate	26.00%	26.00%
Deferred income tax liabilities	$ 114,576	$ 116,887
Temporary differences associated with investments in subsidiaries	75,814	88,661
Income tax notice of reassessment, possible loss					$ 41,400
Income tax notice of reassessment, interest accrued					$ 6,580
Income tax notice of reassessment, percentage of payment required in order to appeal					50.00%
Income tax notice of reassessment, payment/tax receivable			$ 19,231	$ 24,090
Investments in Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ 22,744	$ 26,598